Personnel expenses	12 Months Ended
Dec. 31, 2021
Personnel expense
Personnel expenses

Note 5. Personnel expenses

Skr mn	2021	2020	2019
Salaries and remuneration to the Board of Directors and the CEO	-8	-7	-7
Salaries and remuneration to Senior Executives	-25	-25	-23
Salaries and remuneration to other employees	-173	-168	-161
Pensions	-66	-64	-60
Social insurance	-70	-68	-63
Other personnel expenses	-17	-15	-19
Total personnel expenses	-359	-347	-333

The combined total of the remuneration to senior executives, excluding the CEO of the Parent Company, amounted to Skr 25 million (2020: Skr 25 million). Of the remuneration to senior executives, Skr 25 million (2020: Skr 25 million) is pensionable. Of the remuneration to the CEO of the Parent Company, Skr 5 million (2020: Skr 5 million) is pensionable. For all employees, excluding the CEO, SEK follows collective agreements between the Banking Institution Employers’ Organization (BAO) and trade unions.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2021	committee	Fixed		Other
Skr thousand	fee	remuneration[1]		benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-609	—		—	—	-609
Other members of the Board of Directors:
Lennart Jacobsen, from March 24, 2021	-238	—		—	—	-238
Anna Brandt[4]	—	—		—	—	—
Reinhold Geijer	-318	—		—	—	-318
Eva Nilsagård	-334	—		—	—	-334
Hans Larsson	-334	—		—	—	-334
Hanna Lagercrantz[4]	—	—		—	—	—
Cecilia Ardström, resigned March 24, 2021	-83	—		—	—	-83
Ulla Nilsson, resigned March 24, 2021	-84	—		—	—	-84
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5], resigned July 15, 2021	—	-3,130		-15	-896	-4,041
Magnus Montan, Chief Executive Officer (CEO)[5], from July 16, 2021	—	-2,459	[6]	-8	-837	-3,304
Per Åkerlind, Deputy Chief Executive Officer	—	-3,544		-20	-1,266	-4,830
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis	—	-1,643		-35	-574	-2,252
Andreas Ericson, Head of International Finance	—	-2,020		-34	-646	-2,700
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,007		-16	-532	-3,555
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,459		-30	-529	-3,018
Jens Hedar, Head of Client Relationship Management	—	-2,485		-17	-721	-3,223
Petra Könberg, Head of Marketing and Communications, resigned November 30, 2021	—	-1,219		-31	-427	-1,677
Peter Svensén, Chief Risk Officer (CRO)	—	-2,624		-26	-555	-3,205
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,749		-24	-687	-2,460
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,552		-16	-804	-3,372
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,749		-16	-520	-2,285
Total	-2,000	-30,640		-288	-8,994	-41,922
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, and the current CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of their respective fixed salary.
6	Employed since June 1, 2021.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2020	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-588	—	—	—	-588
Other members of the Board of Directors:
Cecilia Ardström	-322	—	—	—	-322
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-288	—	—	—	-288
Eva Nilsagård	-297	—	—	—	-297
Ulla Nilsson	-322	—	—	—	-322
Hans Larsson	-302	—	—	—	-302
Hanna Lagercrantz[4],	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,234	-33	-1,536	-6,803
Per Åkerlind, Deputy Chief Executive Officer and Head of Strategic Partnerships and Relations	—	-3,527	-31	-1,257	-4,815
Karl Johan Bernerfalk, General Counsel, Head of Legal	—	-1,576	-31	-552	-2,159
Andreas Ericson, Head of Mid Corporates	—	-2,024	-32	-631	-2,687
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,964	-18	-515	-3,497
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,389	-18	-524	-2,931
Jens Hedar, Head of Large Corporates	—	-2,316	-18	-635	-2,969
Petra Könberg, Head of Marketing and Communications	—	-1,286	-34	-428	-1,748
Peter Svensén, Chief Risk Officer (CRO)	—	-2,597	-26	-569	-3,192
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,719	-22	-675	-2,416
Susanna Rystedt, Head of Business Development, Business Support and Transformation	—	-2,501	-16	-788	-3,305
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,671	-16	-493	-2,180
Total	-2,119	-29,804	-295	-8,603	-40,821
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2019	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-603	—	—	—	-603
Other members of the Board of Directors:
Cecilia Ardström	-308	—	—	—	-308
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-275	—	—	—	-275
Hans Larsson	-249	—	—	—	-249
Eva Nilsagård	-277	—	—	—	-277
Ulla Nilsson	-298	—	—	—	-298
Hélène Westholm[4], resigned March 28, 2019	—	—	—	—	—
Hanna Lagercrantz[4], from March 28, 2019	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,015	-25	-1,462	-6,502
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,509	-30	-1,123	-4,662
Karl Johan Bernerfalk, General Counsel	—	-1,507	-23	-529	-2,059
Andreas Ericson, Head of Mid Corporates	—	-1,978	-28	-607	-2,613
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,922	-27	-500	-3,449
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,353	-18	-508	-2,879
Jens Hedar, Head of Large Corporates	—	-2,224	-15	-649	-2,888
Petra Könberg, Head of Marketing & Business Development	—	-1,236	-33	-407	-1,676
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019	—	-1,159	-12	-365	-1,536
Anna-Lena Söderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019	—	-278	-6	-115	-399
Peter Svensén, Chief Risk Officer (CRO), from October 28, 2019	—	-471	-3	-80	-554
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,644	-42	-623	-2,309
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,484	-40	-759	-3,283
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,574	-16	-463	-2,053
Total	-2,010	-28,354	-318	-8,190	-38,872
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, car allowances and subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Total Expenditure on Remuneration

Finansinspektionens (the Swedish FSA’s) regulations (FFFS 2011:1) regarding remuneration structures in credit institutions, investment firms and fund management companies licensed to conduct discretionary portfolio management apply to SEK. Moreover, SEK applies the government’s ownership policy and guidelines on terms of employment for senior executives at state-owned companies 2020. In accordance with these regulations, SEK’s Board has prepared a proposal for a set of guidelines for the remuneration of senior executives at SEK, which was adopted at the 2021 Annual General Meeting. The guidelines stipulate that salary and remuneration to the senior executives of SEK should be fair and reasonable. They should also be competitive, capped and appropriate as well as contribute to good ethical principles and corporate culture. Remuneration should not be higher than at comparable companies, and should be reasonable. Remuneration to senior executives consists of fixed salary, severance pay, pension benefits and other benefits.

SEK's remuneration system is designed to promote sound and effective risk management and restrict excessive risk-taking. Remuneration to employees is mainly determined at fixed amounts.

SEK’s Board of Directors’ Remuneration Committee (the “Remuneration Committee”) prepares proposals for decision by the Board relating to remuneration policy for the Company, on total remuneration for the CEO, for other members of the executive management, for the Head of Compliance, and for other employees reporting directly to the CEO, as well as on the terms and conditions for and the outcome of the Company’s variable remuneration system. The Remuneration Committee also prepares and handles overall issues relating to remuneration (salaries, pension and other benefits), measures aimed at applying SEK’s remuneration policy, and issues relating to succession planning. Further, the Remuneration Committee prepares overall instructions for remuneration issues that it deems necessary. The Remuneration Committee also ensures that the relevant oversight department, together with the Remuneration Committee, annually reviews and evaluates the Company’s remuneration systems and also reviews whether such systems comply with the Company’s remuneration policy and relevant instructions regarding remuneration. The outcome is presented to the Board in a separate report on the same day as the annual report is submitted. The Remuneration Committee has met five times in 2021.

The company has only one variable remuneration system, individual variable compensation ("IRE"). Within this system, permanent staff that have customer or business responsibility, but are not members of senior management, are offered the opportunity to receive individual variable remuneration . IRE has been around since 2017 and should be evaluated on a yearly basis. The result of the evaluations shall be reported to the Remuneration Committee.

The IRE system is discretionary in nature, in that all outcomes are subject to deferred payment and the Board takes all decisions regarding results and payments. Before an individual receives any IRE payment, the payment is subject to testing at three different levels: the Company level, the Department level and the Individual level. The test at the Company level is the basis for any IRE outcome. The outcome at the Company level is conditional on the actual return exceeding a predetermined target. If appropriate, actual return is adjusted for the impact of non-operational items and unexpectedly high risk-taking. Of the profit that corresponds to any excess return, a percentage accrues to the IRE at the Company level. The outcome at the Company level is capped at a maximum of two months’ salary, calculated on the basis of all Company employees entitled to IRE. In the case of a positive outcome at the Company level, the next step is to test at the Department level. This test assesses the outcome at the Department level in relation to the department’s quantitative targets. If the targets have not been reached, the outcome at the Company level is reduced for all members of the department. The remainder after this test comprises the outcome at the Department level, which is capped at a maximum of two months’ salary, calculated on the basis of all department’s employees entitled to IRE. The final test is at the Individual level. This test assesses the behavior and performance of individuals. For each individual, the outcome following the test at the Individual level is subject to a floor of zero and a ceiling of the lower amount corresponding to 1.5 times the outcome at the main function level or an amount corresponding to EUR 50,000. Accordingly, the maximum outcome for any individual is three months’ salary or an amount corresponding to EUR 50,000. The total outcome for all employees encompassed by IRE in a department must be within the outcome at the Department level. The Company pays payroll taxes on any IRE paid, which also carries pension entitlements.

SEK’s remuneration policy is designed in such a way that the Company may decide that remuneration that is subject to deferred disbursement may be withheld, in part or full, if it subsequently transpires that the performance criteria have not been fulfilled or if the employee has breached certain internal rules. The same applies if disbursement would not be justifiable by the Company’s financial situation. Moreover, the outcome may also be adjusted if credit losses, or recoveries of credit losses, have occurred after the relevant income year, but are deemed to be attributable to that year.

For all employees encompassed by IRE, the disbursement plan states that 40 percent of the outcome will be disbursed in the year following the income year to which the remuneration relates, and 20 percent will be disbursed in each of the three subsequent years.

As part of its strategic analysis and planning, the Company undertakes an annual process for internal capital and liquidity assessment. As part of this assessment, an analysis is conducted with the aim of identifying employees, whose work duties have a material impact on SEK’s risk profile, including risks related to the Company’s remuneration policy and remuneration system. The outcome of this analysis is taken into account when designing the remuneration systems in order to promote sound and efficient risk management and to restrict excessive risk-taking. No employees receive remuneration of EUR 1 million or more per fiscal year. No new agreements containing variable remunerations have been established during the year.

The terms of employment of the former CEO, Catrin Fransson, until and including 15 July, 2021, complied, and the terms of employment of the current CEO, Magnus Montan, from and including 16 July, 2021, comply, with the Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020.

SEK pays an old-age and survivors’ pension amounting to 30 percent of the CEO’s pensionable salary. The retirement age for the CEO is 65.

For the CEO, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance corresponding to those applicable under the pension plan between the Swedish Banking Institutions and the Financial Sector Union of Sweden (the BTP plan) as well as private healthcare insurance under Skandia and travel insurance. Other benefits payable to the CEO include per diem allowances. The CEO is entitled to six months’ notice prior to termination initiated by SEK and severance pay corresponding to 12 months’ salary. A deduction is made for any income arising from new employment.

The retirement age is 65 for all senior executives. The pension terms, conditions for termination of employment and other terms of employment for the senior executives follow the current Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020, where the BTP plan is included as an approved, collectively bargained, defined-benefit and defined-contribution pension plan. Since the 2017 Annual General Meeting, the new guidelines apply when appointing new senior executives at SEK. Pension provisions for senior executives in SEK are limited to 30 percent of pensionable income for retirement and survivors’ pension. Due to SEK’s implementation of a defined-benefit pension plan, the BTP plan, resulting from a collective agreement between the BAO and the Financial Sector Union of Sweden, covering employees in the banking and finance industries, the contribution for retirement and survivors’ pension can exceed 30 percent.

For the senior executives, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance arising out of applicable collective agreements as well as travel insurance and private health insurance. Other benefits offered by the employer include per diem allowances and household services.

Per Åkerlind has a notice period of six months should termination be initiated by SEK and is entitled to severance pay corresponding to 18 months’ salary. A deduction is made for any income arising from new employment. For other senior executives, the notice period upon termination initiated by SEK follows collective agreements. Upon resignation by the employee, the notice period is three or six months.

Pensions

The employees of SEK have a collectively bargained pension plan through the BTP plan, which is the most significant pension plan for salaried bank employees in Sweden. The BTP plan is funded by means of insurance with the insurance companies SPP and SEB.

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2021	2020	2019
Service cost	-7	-5	-6
Regulation of pension obligations	0	0	0
Interest cost, net	-1	-1	-2
Pension cost for defined benefit pensions, incl. payroll tax	-8	-6	-8
Pension cost for defined contribution pension cost incl. payroll tax	-58	-58	-52
Pension cost recognized in personnel costs	-66	-64	-60

Actuarial gains (+) and losses (-) on defined benefit obligation during period	23	-2	-16
Return above expected return, gains (+) and losses (-) on plan assets	1	3	12
Change in the effect of the asset ceiling excluding interest	—	—	—
Revaluation of defined benefit plans	24	1	-4

Net value of defined benefit pension obligations

Skr mn	2021	2020	2019
Defined benefit obligations	258	277	272
Plan assets	-201	-195	-189
Provision for pensions, net obligation[1]	57	82	83
1	See Note 21.

Development of defined benefit obligations

Skr mn	2021	2020	2019
Defined benefit obligation, opening balance	277	272	253
Service cost	7	6	6
Interest cost	3	5	5
Pension Payments incl. special payroll tax	-7	-9	-8
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	-2	—	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-24	12	25
Actuarial gains (-) and losses (+), effect due to experience based outcome	4	-9	-9
Defined benefit obligation, closing balance	258	277	272

Development of plan assets related to defined benefit obligation

Skr mn	2021	2020	2019
Fair value of plan assets, opening balance	195	189	173
Expected return on plan assets	2	3	4
Contributions by the employer[1]	9	7	7
Benefits paid[2]	-6	-8	-7
Return on plan assets excluding interest income	1	4	12
Fair value of plan assets, closing balance	201	195	189
1	Expected contribution from the employer in the following year is Skr 6 million (2020: Skr 5 million) excluding payroll tax.
2	Expected compensation paid in the following year is Skr 7 million (2020: Skr 7 million).

Distribution of plan assets related to defined benefit obligation

Skr mn	2021	2020	2019
Domestic equity investments	4	4	4
Foreign equity investments	24	23	17
Domestic government bonds	34	41	49
Domestic corporate bonds	12	18	22
Mortgage bonds	57	53	49
Other Investments	44	33	25
Properties	26	23	23
Total plan assets	201	195	189

Principal actuarial assumptions used end of year

Percent	2021	2020	2019
Discount rate	1.8	1.25	1.7
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	1.8	2.0
Expected lifetime	DUS21	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Sensitivity analysis of essential assumptions

	Negative-outcome			Positive-outcome
Skr mn	2021	2020	2019	2021	2020	2019
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	329	358	351	206	218	215
Service cost	7	9	8	4	5	5
Interest cost	2	1	2	6	5	6

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	270	291	286	245	264	260
Service cost	5	7	6	5	7	6
Interest cost	5	4	5	4	3	4

Net reconciliation of pension liabilities

Skr mn	2021	2020	2019
Pension liabilities, opening balance	82	83	80
Net periodic pension cost	8	8	7
Contributions by the employer	-8	-7	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	-24	-1	4
Pension liabilities, closing balance	57	82	83

Net interest is calculated using the discount rate of pension obligations, based on the net surplus or net deficit in the defined benefit plan.

Pension expense in 2021 for defined benefit pensions amounts to Skr 8 million (2020: Skr 7 million).

As of December 31, 2021, the expected weighted average remaining service time for active employees was 12.80 years (2020: 13.38 years), the expected weighted average duration for the present value was 19.03 years (2020: 20.19 years) and the average salary for active employees was Skr 0.9 million (2020: Skr 0.9 million).

Discount rate

The discount rate is based on the estimated interest curve of Swedish mortgage bonds, as this market is regarded as liquid enough to be used for this purpose. The discount rate is based on market expectations at the end of the accounting period, using bonds with the same duration as the pension liability.

Expected early retirement

According to the transitional rule for § 8 in the BTP-plan, the calculation includes the assumption that 20 percent of the employees use the possibility for early retirement. The earliest retirement age is 61 for employees born 1956 or earlier. Employees born 1967 or later have no right to retire before age 65.

Expected return on plan assets

Expected return on plan assets is equal to the discount rate as regulated in IAS 19.

Expected salary increase

The assumption of salary increase is based on SEK’s assessment.

Expected inflation

The expected inflation is in line with Swedish inflation-linked bonds.

Expected employee turnover

Expected employee turnover is based on SEK’s assessment of the long-term expected Company staff attrition during one year.

Average number of employees

	2021	2020	2019
Women	127	123	120
Men	129	125	121
Total average number of employees	256	248	241

Number of employees at year-end[1]

	2021	2020	2019
Women	132	125	123
Men	132	128	121
Total number of employees[2]	264	253	244
of which full-time employees	259	247	236
allocation of women/men	49/51	49/51	50/50
of which part-time employees	5	6	8
allocation of women/men	80/20	83/17	75/25
of which permanent employees	263	253	243
allocation of women/men	50/50	49/51	51/49
of which temporary employees	1	0	1
allocation of women/men	0/100	0/0	0/100
of which managers	33	31	31
of which non-management	231	222	213
1	Information collected from the HR system.
2	In addition to its employees, SEK had 73 consultants (FTEs) (2020: 75 consultants) engaged at year-end 2021.

Employees by age distribution

	2021	2020	2019
Total number of employees	264	253	244
of which under the age of 30 years	12	13	12
of which between 30 and 50 years	131	122	127
of which over 50 years	121	118	105

Employee turnover

	2021	2020	2019
Number of employees who left employment	20	16	30
of which women	7	8	16
of which men	13	8	14
of which under the age of 30 years	1	0	2
of which between 30 and 50 years	9	12	22
of which over 50 years	10	4	6

Health

Percent	2021	2020	2019
Absence due to sickness[1]	3.5	2.1	2.5
1	Number of hours of absence due to sickness in relation to scheduled working hours.

Equality and diversity

	2021	2020	2019
Allocation of women/men on the Board of Directors	43/57	62/38	62/38
Allocation of women/men in SEK’s executive management	36/64	50/50	50/50
Allocation of women/men in -management positions	45/55	48/52	42/58
Allocation of women/men at SEK in total	50/50	49/51	50/50